Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 114	SFr 19	SFr 49
Restructuring expenses	393	467	113
Reclassifications			(25)
Utilization	306	128	63
Restructuring Reserve, Ending Balance	SFr 15	114	19
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 0	0	2
Restructuring expenses	232	117	68
Reclassifications			(3)
Utilization	119	73	31
Restructuring Reserve, Ending Balance	0	0	0
of which pensions
Restructuring provision
Restructuring expenses	15	8	4
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	114	19	47
Restructuring expenses	88	150	26
Reclassifications			(22)
Utilization	187	55	32
Restructuring Reserve, Ending Balance	15	114	19
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	11	94	13
Other personnel-related charges
Restructuring provision
Restructuring expenses	63	106	7
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	207	223	58
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	119	73	32
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 97	SFr 36	SFr 31